Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2018 £ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 £ / shares shares	Sep. 30, 2017 $ / shares shares
Ordinary shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | (per share)		$ 0.000042		$ 0.000042
Common stock, shares authorized (shares)	200,000,000	200,000,000	37,426,509	37,426,509
Common stock, shares, issued (shares)	40,146,182	40,146,182	29,962,742	29,962,742
Common stock, shares outstanding (shares)	40,146,182	40,146,182	29,962,742	29,962,742
Deferred Shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00001		£ 0.00001
Common stock, shares authorized (shares)	34,425	34,425	0	0
Common stock, shares, issued (shares)	34,425	34,425	0	0
Common stock, shares outstanding (shares)	34,425	34,425	0	0
Deferred B shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00099		£ 0.00099
Common stock, shares authorized (shares)	88,893,548	88,893,548	0	0
Common stock, shares, issued (shares)	88,893,548	88,893,548	0	0
Common stock, shares outstanding (shares)	88,893,548	88,893,548	0	0
Deferred C shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.000001		£ 0.000001
Common stock, shares authorized (shares)	1	1	0	0
Common stock, shares, issued (shares)	1	1	0	0
Common stock, shares outstanding (shares)	1	1	0	0